Disaggregated Revenue - Schedule of Revenue is Disaggregated by the Geographical Locations (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 55,755,660	$ 7,109,878	$ 60,236,666
The United States and Canada [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	28,596,901	3,646,633	30,104,645
The UK [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	27,015,310	3,444,952	27,236,666
Others [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 143,449	$ 18,293	$ 2,895,355